Dividends (Tables)	12 Months Ended
Dec. 31, 2015
Dividends [Abstract]
Dividends
Following is a summary of our shareholder dividends, both variable and special, that were declared in the last three years:

(millions, except per share amounts)			Amount
Dividend Type	Declared	Paid	Per Share	Total[1]
Annual – Variable	December 2015	February 2016	$0.8882	$519.2
Annual – Variable	December 2014	February 2015	0.6862	404.1
Annual – Variable	December 2013	February 2014	0.4929	293.9
Special	December 2013	February 2014	1.0000	596.3

[1] Based on shares outstanding as of the record date.